Net income per ordinary share - Reconciliation of Net Income Attributable to the Group and Net Income Attributable To the Group (Including NCI Redemption Amount) (Details) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Earnings Per Share [Abstract]
Net income attributable to the Group	$ 73,865	$ 47,760	$ 170,987	$ 139,456
Noncontrolling interest adjustment to redemption amount	0	0	0	(4,522)
Net income attributable to the Group (including NCI redemption adjustment)	$ 73,865	$ 47,760	$ 170,987	$ 134,934
Net income per Ordinary Share attributable to the Group (including NCI redemption adjustment):
Basic (USD per share)	$ 1.40	$ 0.91	$ 3.23	$ 2.55
Diluted (USD per share)	$ 1.38	$ 0.90	$ 3.21	$ 2.51